Commitments and Contingencies (Details 2)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 964,389
2021	811,757
2022 and thereafter	240,146
Total lease payments	2,016,292
Less: interest	(102,298)
Present value of lease liabilities	$ 1,913,994